SCHEDULE OF MOVEMENTS IN SHARES ON ISSUE (Details) (Parenthetical) $ / shares in Units, $ in Millions		12 Months Ended
	Feb. 07, 2023 USD ($) $ / shares shares	Jun. 30, 2023 AUD ($)	Jun. 30, 2022 AUD ($)	Jun. 30, 2021 AUD ($)	Nov. 03, 2021 shares	Jul. 19, 2021 AUD ($) shares
IfrsStatementLineItems [Line Items]
Number of shares issued	600
Ordinary shares, totaling	2,307,693,000
Ordinary shares per share | $ / shares	$ 1.30
Ordinary shares | $		$ 7,172,399		$ 15,897,629
Warrants [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	250,000
Warrant exercisable price , per share | $ / shares	$ 1.625
Description of term of expiring year	expiring in 5 years from issue date
Employee Share Option Plan [member]
IfrsStatementLineItems [Line Items]
Number of shares issued					7,875,000
American Depositary Shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	3,846,155
Ordinary shares | $	$ 5
EasyDNA [member]
IfrsStatementLineItems [Line Items]
Number of shares issued						209,363,400
Shares issued for acquisition, value | $						$ 1,574,136
Percentage of ownership interests acquired						100.00%